INCOME TAXES (Details) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
INCOME TAXES
Effective income tax rate (as a percent)	35.40%	24.90%	35.60%	23.50%
Income tax expense from intercompany transfer	CAD 39